Taxes	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
TAXES

15. TAXES

Income tax

Cayman Islands

The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

BVI

Victory Hero is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Wching HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000 (approximately US$255,000, and 16.5% on any part of assessable profits over HK$2,000,000 (approximately US$255,000). Under Hong Kong tax law, the above-mentioned Hong Kong company is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Wching SZ is incorporated in PRC and is subject to the Enterprise Income Tax Law of Mainland China and its implementation rules, enterprises are generally subject to an enterprise income tax (“EIT”) rate of 25%. However, certain qualified enterprises that meet the criteria as small low-profit enterprises may be eligible for preferential tax treatment. Pursuant to the preferential tax policies for small low-profit enterprises issued by the PRC government, for the period from January 1, 2023 to December 31, 2027, the portion of annual taxable income of a qualified small low-profit enterprise not exceeding RMB3 million is eligible for a reduced effective tax rate. Specifically, 25% of such taxable income is deemed taxable and subject to the reduced EIT rate of 20%, resulting in an effective tax rate of 5% on that portion of taxable income.

For the six months ended June 30, 2025 and 2026, the Company generated substantially all of its taxable income in the Hong Kong. The tax expenses recorded in the Company’s result of operations are almost entirely attributable to income earned in the Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Taxation in the statements of operations represents:

	Six months ended June 30,
	2025	2026
	US$	US$
Hong Kong profits tax provision for the periods:
Current	—	—
Deferred	(307,108)	(86,981)
Total income tax expense	(307,108)	(86,981)

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	Six months ended June 30,
	2025		2026
	US$	%	US$	%
Net loss before income tax	(3,272,217)	—	(1,493,580)	—
Tax at Hong Kong statutory tax rate of 16.5%	(539,916)	16.5%	(246,441)	16.5%
Reconciling items:
Tax effect of temporary difference not recognized	—	—	90,480	(6.1)%
Tax effect of non-taxable income	(89)	0.0%	—	—
Tax effect of non-deductible expenses	232,897	(7.1)%	68,980	(4.6)%
Income tax credit	(307,108)	9.4%	(86,981)	5.8%

Deferred tax

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Deferred tax liabilities:
Accelerated depreciation and amortization
Opening balances	694,414	1,224,647
Addition	528,499	(70,097)
Exchange realignment	1,734	(9,360)
Ending balances	1,224,647	1,145,190

Deferred tax assets:
Net operating loss
Opening balances	502,086	1,882,798
Addition	1,379,074	107,054
Exchange realignment	1,638	(14,912)
Ending balances	1,882,798	1,974,940
Less: valuation allowance	(1,819,641)	(1,895,432)
Ending balances	63,157	79,508

Deferred tax liabilities, net	1,161,490	1,065,682

The Company did not recognize any valuation allowance against its deferred tax asset as management believes the Company will be able to fully utilize the assets in the foreseeable future.